Collateralized Loan Receivable	12 Months Ended
Dec. 31, 2014
Collateralized Loan Receivable
9. Collateralized Loan Receivable

On November 27, 2013, the Partnership entered into a loan agreement that allowed for the borrower to receive a total of $500,000 in advances from the Partnership. The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower’s eligible receivables due within 90 days of the advance date. The loan accrued interest at 15% per annum and was collateralized by all of the assets of the borrower. On July 15, 2014, the Partnership amended the loan agreement to increase the maximum outstanding amount on any date to $1,000,000. During the year ended December 31, 2014, the loan receivable balance was repaid in full.

SQN AIF IV, GP LLC [Member]
Collateralized Loan Receivable

9. Collateralized Loan Receivable

On November 27, 2013, the Fund entered into a loan agreement that allowed for the borrower to receive a total of $500,000 in advances from the Fund. The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower’s eligible receivables due within 90 days of the advance date. The loan accrued interest at 15% per annum and was collateralized by all of the assets of the borrower. On July 15, 2014, the Fund amended the loan agreement to increase the maximum outstanding amount on any date to $1,000,000. During the year ended December 31, 2014, the loan receivable balance was repaid in full.